Risk management (Tables)	9 Months Ended
Sep. 30, 2022
Risk management
Schedule of book values of financial assets and liabilities denominated in foreign currency

	September 30,	December 31,
(USD$ Millions)	2022	2021
	(Unaudited)
Cash and cash equivalents	454	388
Other financial assets	1,078	408
Trade receivables and payables	196	423
Loans and borrowings	(15,886)	(15,514)
Other assets and liabilities	2	702
Net liability position	(14,156)	(13,593)

Schedule of sensitivity analysis for exchange rate risk

The following is the effect that a variation of 1% and 5% would have in the exchange rate of Colombian pesos against the U.S. United States dollar, related to the exposure of financial assets and liabilities in foreign currency as of September 30, 2022:

Scenario / variation in the	Effect on income	Effect on other
exchange rate	before taxes +/–	comprehensive income +/
1%	3,094	646,743
5%	15,471	3,233,713

Schedule of non-derivative hedging instrument

	September 30,	December 31,
(USD$ Millions)	2022	2021
	(Unaudited)
Opening balance	4,972	1,300
Reassignment of hedging instruments	682	675
Realized exports	(682)	(675)
Designation of new hedges	—	3,672
Closing balance	4,972	4,972

Schedule of movement in the other comprehensive income

	September 30,	December 31,
	2022	2021
	(Unaudited)
Opening balance	(945,250)	(136,470)
Exchange difference	(3,029,837)	(1,533,744)
Realized exports (Note 25)	576,875	249,976
Ineffectiveness	(949)	24,496
Deferred tax	858,947	450,492
Closing balance	(2,540,214)	(945,250)

	September 30,	December 31,
	2022	2021
	(Unaudited)
Opening balance	4,364,465	1,494,926
Exchange difference	5,507,846	4,577,887
Deferred tax	(1,864,116)	(1,708,348)
Closing balance	8,008,195	4,364,465

Schedule of expected reclassification of exchange differences accumulated in other comprehensive income to profit or loss

Year	Before taxes	Taxes	After taxes
2022 (Oct-Dec)	2,035,396	(712,387)	1,323,009
2023	(72,675)	25,436	(47,239)
2024	690,910	(241,819)	449,091
2025	663,040	(232,064)	430,976
2026	591,350	(206,973)	384,377
	3,908,021	(1,367,807)	2,540,214

Schedule of leverage ratio

	September 30,	December 31,
	2022	2021
	(Unaudited)
Loans and borrowings (Note 20)	107,739,990	95,060,928
Cash and cash equivalents (Note 6)	(12,917,748)	(14,549,906)
Other financial assets (Note 9)	(3,199,418)	(2,934,734)
Net financial debt	91,622,824	77,576,288
Equity	102,689,797	90,583,772
Leverage (1)	47.15%	46.13%

(1)Net financial debt / (Net financial debt + Equity)